UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2
________________________________________________________________
1.   Name and address of issuer:
	Anchor Pathway Fund
	The SunAmerica Center
	733 Third Avenue
	New York, NY 10017
________________________________________________________________
2. Name of each series or class of securities for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
classes):     [   ]

Growth Series, International Series, Growth-Income Series, Asset
Allocation Series, High-Yield Bond Series, US Government/AAA-Rated Securities Series and Cash Management Series
_________________________________________________________________
3.   Investment Company Act File Number:	811-5157

      Securities Act File Number:		33-14227
_________________________________________________________________
4(a)   Last day of fiscal year for which this notice is filed:
					February 28, 2001
______________________________________________________________________
4(b)   [   ]    Check box if this Form is being filed late (i.e., more
than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
_____________________________________________________________________
4(c)   [   ]    Check box if this is the last time the issuer will be
filing this Form.
_____________________________________________________________________
5.     Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to Section 24f-2:
								$  1,428,863


       (ii)  Aggregate price of securities redeemed or repurchased
              During the fiscal year:		$  3,861,638

      (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce
Registration fees payable to the Commission:

								$ 0.00



      (iv) Total available redemption credits [add Items 5(ii) and
5(iii)]:

								$ 3,861,638

(v) Net sales ---- if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:

								$ 0.00

(vi) Redemption credits available for use in future years
	$ 0.00

---- if Item 5(i) is less than Item 5(iv)[subtract
Item 5(iv) from Item 5(i)]:

$ (2,432,775)

(vii) Multiplier for determining registration fee (See
Instruction C9):
								X.00025

    (viii) Registration fee due [multiply Item 5(v) by Item 5(vii) (Enter " 0 " if no fee is due):
								 =  $ 0.00
6.   Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
here:    None	.  If there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: None.
________________________________________________________________________
7. Interest due ---- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
								+	$0.00

8. Total of the amount of the registration fee due plus any interest
due(line 5(viii) plus line 7):			=	$ 0.00


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

		Method of Delivery:
					[ ]	Wire Transfer
					[ ]	Mail or other means
________________________________________________________________________




SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and the dates indicated.

By (Signature and Title)*:


/s/ Peter C. Sutton
Peter C. Sutton
Vice President, Treasurer
and Controller


Date: May 25, 2001